Trade Receivables, Net (Details) - Schedule of Allowance for Doubtful Accounts of Trade Receivables - Trade Receivable [Member] - HKD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Trade Receivables, Net (Details) - Schedule of Allowance for Doubtful Accounts of Trade Receivables [Line Items]
Balance at beginning of the year	$ 44,000	$ 14,000
Provision for the year	8,303,208	30,000
Balance at end of the year	$ 8,347,208	$ 44,000